Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
9. Debt
On August 8, 2022 (the “Effective Date”), the Company, Beachbody, LLC as borrower (a wholly owned subsidiary of the Company), and certain other subsidiaries of the Company as guarantors (the “Guarantors”), the lenders (the “Lenders”), and Blue Torch Finance, LLC, (“Blue Torch”) as administrative agent and collateral agent for such lenders (the “Term Loan Agent”) entered into a financing agreement which was subsequently amended (collectively with any amendments thereto, the “Financing Agreement”). The Financing Agreement provides for senior secured term loans on the Effective Date in an aggregate principal amount of $50.0 million (the “Term Loan”) which was drawn on the Effective Date. In addition, the Financing Agreement permits the Company to borrow up to an additional $25.0 million, subject to the terms and conditions set forth in the Financing Agreement. Borrowings under the Term Loan are unconditionally guaranteed by the Guarantors, and all present and future material U.S. and Canadian subsidiaries of the Company. Such security interest consists of a first-priority perfected lien on substantially all property and assets of the Company and subsidiaries, including stock pledges on the capital stock of the Company’s material and direct subsidiaries, subject to customary carveouts. In connection with the Financing Agreement, the Company incurred $4.2 million of third-party debt issuance costs which are recorded in the unaudited condensed consolidated balance sheets as a reduction of long-term debt as of September 30, 2023 and December 31, 2022 and are being amortized over the term of the Term Loan using the effective-interest method.
The Term Loan borrowings may take the form of base rate (“Reference Rate”) loans or Secured Overnight Financing Rate (“SOFR Rate”) loans. Reference Rate loans bear interest at a rate per annum equal to the sum of an applicable margin of 6.15% per annum, plus the greater of (a) 2.00% per annum, (b) the Federal Funds Rate plus 0.50% per annum, (c) the SOFR Rate (based upon an interest period of 1 month) plus 1.00% per annum, and (d) the rate last quoted by The Wall Street Journal. SOFR Rate loans bear interest at a rate per annum equal to the sum of an applicable margin of 7.15% and the SOFR Rate (based upon an interest period of three months). The SOFR Rate is subject to a floor of 1.00%. In addition, the Term Loan borrowings bear additional interest at 3.00% per annum, paid in kind by capitalizing such interest and adding such capitalized interest to the outstanding principal amount of the Term Loan on each anniversary of the Effective Date. The Term Loan was a SOFR Rate loan, with a cash interest rate of 12.21% for the nine months ended September 30, 2023. The Company recorded $2.1 million and $6.8 million of interest related to the Term Loan during the three and nine months ended September 30, 2023, respectively.

On July 24, 2023 (the “Second Amendment Effective Date”), the Company and Blue Torch entered into Amendment No. 2 to the Financing Agreement (the “Second Amendment”), which amended the Company’s existing Financing Agreement. The Second Amendment, among other things, amended certain terms of the Financing Agreement including, but not limited to, (1) amended the minimum revenue financial covenant to test revenue levels for each fiscal quarter on a standalone basis, and to adjust the minimum revenue levels to (a) $100.0 million, commencing with the fiscal quarter ended June 30, 2023, for each fiscal quarter ending on or prior to March 31, 2024 and (b) $120.0 million for each fiscal quarter thereafter and or prior to December 31, 2025; (2) amended the minimum liquidity financial covenant to adjust the minimum liquidity levels to (a) $20.0 million at all times from the Second Amendment Effective Date through March 31, 2024 and (b) $25.0 million at all times thereafter through the maturity of the Term Loan; (3) modified the maturity date of the Term Loan from August 8, 2026 to February 8, 2026; and (4) amended certain financial definitions, reporting covenants and other covenants thereunder. The Company was in compliance with these covenants as of September 30, 2023.
In connection with the Second Amendment, on the Second Amendment Effective Date, the Company made a partial prepayment on the Term Loan of $15.0 million along with the related prepayment premium of 5% ($0.8 million) and accrued interest ($0.1 million). The Company also incurred a 1% fee as paid in kind on the outstanding Term Loan balance prior to the prepayment (fee of $0.5 million) which is recorded as incremental third party debt issuance costs and is being amortized over the amended term of the Term Loan using the effective-interest method. The partial prepayment of $15.0 million was accounted for as a partial debt extinguishment and the Company wrote off the proportionate amount of unamortized debt discount and debt issuance costs as of the Second Amendment Effective Date ($2.4 million) which in addition to the prepayment premium ($0.8 million) was recorded as a loss on partial debt extinguishment of $3.2 million in the three and nine months ended September 30, 2023. As of September 30, 2023, the principal balance outstanding (including capitalized paid in kind interest) under the Term Loan was $35.6 million.
If there is an event of default, including not being in compliance with either of the financial covenants, the Term Loan will bear interest from the date of such event of default until the event of default is cured or waived in writing by the Lenders at the Post Default Rate, which is the rate of interest in effect pursuant to the Financing Agreement plus 2.00%. In the event of default, or voluntary prepayment of a portion of the Term Loan by the Company, the Lenders could also require repayment of the outstanding balance of the Term Loan including the prepayment premium of (a) 5.0% if repaid before the 1st anniversary of the Effective Date, (b) 3.0% if repaid before the 2nd anniversary of the Effective Date, (c) 2.0% if repaid before the 3rd anniversary date of the Effective Date, and (d) 0.0% if repaid after the 3rd anniversary date of the Effective Date.
The Financing Agreement also contains customary representations, warranties, and covenants, which include, but are not limited to, restrictions on indebtedness, liens, restricted payments, asset sales, affiliate transactions, changes in line of business, investments, negative pledges and amendments to organizational documents and material contracts. The Financing Agreement contains customary events of default, which among other things include (subject to certain exceptions and cure periods): (1) failure to pay principal, interest, or any fees or certain other amounts when due; (2) breach of any representation or warranty, covenant, or other agreement in the Financing Agreement and other related loan documents; (3) the occurrence of a bankruptcy or insolvency proceeding with respect to any Loan Party; (4) any failure by a Loan Party to make a payment with respect to indebtedness having an aggregate principal amount in excess of a specified threshold; and (5) certain other customary events of default.
In connection with the Term Loan, the Company issued to certain holders affiliated with Blue Torch warrants for the purchase of 94,335 shares of the Company’s Class A Common Stock at an exercise price of $92.50 per share (the “Term Loan Warrants”). The Term Loan Warrants vest on a monthly basis over four years, with 30%, 30%, 20% and 20% vesting in the first, second, third and fourth years, respectively. The Term Loan Warrants have a seven-year term from the Effective Date. See Note 3,
Fair Value Measurements
, for information on the valuation of the Term Loan Warrants. The Term Loan Warrants were recorded in the unaudited condensed consolidated
balance sheets as warrant liabilities. The initial fair value of the Term Loan Warrants, of $5.2 million, is being amortized as a debt discount over the term of the Term Loan using the effective-interest method. In connection with the Second Amendment, the Company also amended and restated the Term Loan Warrants. The amendment of the Term Loan Warrants amended the exercise price from $92.50 per share to $20.50 per share. The amended exercise price increased the fair value of the Term Loan Warrants as of the Second Amendment Effective Date by $0.8 million and was recorded as of the Second Amendment Effective Date as an incremental debt discount, and in addition to the remaining debt discount is being amortized over the amended term of the Term Loan using the effective-interest method.
The aggregate amounts of payments due for the periods succeeding September 30, 2023 and reconciliation of the Company’s debt balances, net of debt discount and debt issuance costs, are as follows (in thousands):

Three months ending December 31, 2023	$313
Year ending December 31, 2024	1,563
Year ending December 31, 2025	2,500
Year ending December 31, 2026	31,033

Total debt	$35,409
Less current portion	(1,250)
Less unamortized debt discount and debt issuance costs	(6,572)
Add capitalized paid-in-kind interest	155

Total long-term debt	$27,742

Principal payments on the Term Loan are $1.3 million per year from the Effective Date to September 30, 2024, payable on a quarterly basis, and thereafter, are $2.5 million per year, payable on a quarterly basis, with the remaining principal amount due on the maturity date of the Term Loan.

Note 12. Debt
On August 8, 2022 (the “Effective Date”), the Company, Beachbody, LLC as borrower (a wholly owned subsidiary of the Company), and certain other subsidiaries of the Company as guarantors on the signature pages (the “Guarantors”), the lenders (the “Lenders”), and Blue Torch Finance, LLC, as administrative agent and collateral agent for such lenders (the “Term Loan Agent”) entered into a financing agreement (the “Financing Agreement”). The Financing Agreement provides for senior secured term loans on the Effective Date in an aggregate principal amount of $50.0 million (the “Term Loan”) which was drawn on the Effective Date. In addition, the Financing Agreement permits the Company to borrow up to an additional $25.0 million, subject to the terms and conditions set forth in the Financing Agreement. Borrowings under the Term Loan are unconditionally guaranteed by the Guarantors, and all present and future material U.S. and Canadian subsidiaries of the Company. Such security interest consists of a first-priority perfected lien on substantially all property and assets of the Company and subsidiaries, including stock pledges on the capital stock of the Company’s material and direct subsidiaries, subject to customary carveouts. In connection with the Financing Agreement, the Company incurred $4.5 million of third-party debt issuance costs which are recorded in the consolidated balance sheets as a reduction of long-term debt as of December 31, 2022 and are being amortized over the term of the Term Loan using the effective-interest method. As of December 31, 2022, borrowings outstanding under the Term Loan were $49.4 million. The Term Loan matures on August 8, 2026.
The Term Loan borrowings may take the form of base rate (“Reference Rate”) loans or Secured Overnight Financing Rate (“SOFR”) loans. Reference Rate loans bear interest at a rate per annum equal to the sum of an applicable margin of 6.15% per annum, plus the greater of (a) 2.00% per annum, (b) the Federal Funds Rate plus 0.50% per annum, (c) the “SOFR Rate” (based upon an interest period of 1 month) plus 1.00% per annum, and (d) the rate last quoted by The Wall Street Journal. SOFR loans bear interest at a rate per annum equal to the sum of an applicable margin of 7.15% and the “SOFR Rate” (based upon an interest period of 3 months). The “SOFR Rate” is subject to a floor of 1.00%. In addition, the Term Loan borrowings bear additional interest at 3.00% per annum, paid in kind by capitalizing such interest and adding such capitalized interest to the outstanding principal amount of the loans on each anniversary of the Effective Date. The $50.0 million Term Loan was a SOFR loan, with an effective interest rate of 16.66%. The Company recorded $3.4 million of interest related to the Term Loan during the year ended December 31, 2022.
In connection with the Term Loan, the Company issued warrants for the purchase of 94,335 shares of the Company’s Class A Common Stock at an exercise price of $92.50 per share to certain holders affiliated with Blue Torch Finance, LLC. The warrants vest on a monthly basis over four years, with 30%, 30%, 20% and 20% vesting in the first, second, third and fourth years, respectively. The warrants have a seven-year term from the Effective Date. See Note 4,
Fair Value Measurements
, for information on the valuation of the warrants. The warrants were recorded at an initial fair value of $5.2 million in the consolidated balance sheets as other liabilities and a reduction of long-term debt. The initial value of the warrants is being amortized as a debt discount over the term of the Term Loan using the effective-interest method.
The aggregate amounts of payments due for the periods succeeding December 31, 2022 and reconciliation of the Company’s debt balances, net of debt discount and debt issuance costs, are as follows (in thousands):

Year ending December 31, 2023	$1,250
Year ending December 31, 2024	1,563
Year ending December 31, 2025	2,500
Year ending December 31, 2026	44,062

Total debt	$49,375
Less current portion	(1,250)
Less unamortized debt discount and debt issuance costs	(8,988)
Add capitalized paid-in-kind interest	598

Total long-term debt	$39,735

The Term Loan amortizes at 2.50% per year from the Effective Date to the date that is the second anniversary of the Effective Date, payable on a quarterly basis, and thereafter, at 5.00% per year, payable on a quarterly basis. The Financing Agreement contains certain customary covenants with which the Company was in compliance as of December 31, 2022.